SCHEDULE OF FORTH THE CLASS A RESTRICTED SHARE UNITS ACTIVITY (Details) - Class A Restricted Share Unit [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, outstanding beginning balances	5,299,000	5,299,000	5,299,000
Weighted average grant date fair value, outstanding beginning balances | $ / shares	$ 3.96	$ 3.96
Number of restricted shares, granted	72,000
Weighted average grant date fair value, granted | (per share)	$ 2.38
Number of restricted shares, vested	(2,645,000)
Weighted average grant date fair value, vested | $ / shares	$ 3.96
Number of restricted shares, outstanding ending balances	2,726,000	5,299,000	5,299,000
Weighted average grant date fair value, outstanding ending balances | $ / shares	$ 3.94	$ 3.96